                            SUPPLEMENT TO PROSPECTUS
          FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 1998


FINANCIAL RATINGS OF THE COMPANY

         The contracts described in the Prospectus are issued by The Manufacturers Life Insurance Company of North America (the "Company"). The Company's financial ratings are as follows:

         A++ A.M. Best
         Superior in financial strength; 1st category of 15

         AAA Duff & Phelps
         Highest in claims paying ability; 1st category of 18

         AA+ Standard & Poor's
         Excellent in claims paying ability; 2nd category of 21

         Aa2 Moody's
         Excellent in financial strength; 3rd category of 21

         These ratings, which are current as of the date of this supplement and are subject to change, are assigned to The Manufacturers Life Insurance Company of North America as a measure of the Company's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

DCA PROMOTIONAL RATES

         The Company is currently offering promotional rates in connection with the Dollar Cost Averaging (DCA) program. The promotional rates are available for a limited time for new purchase payments of $100,000 or more allocated to either a 6-month or a 12-month DCA fixed account investment option.

         As of the date of this supplement, the promotional rates are 8% for the 12-month DCA option and 10% (annualized) for the 6-month DCA option. Both the 8% and the 10% rates are effective annual interest rates and interest is earned for the period of time amounts are in the DCA account. Since pre-determined amounts in the DCA account will be transferred monthly into other sub-accounts, the total dollar amount of interest earned in the 6-month DCA investment option will be less than 10% of the initial amount invested. Similarly, the total dollar amount of interest earned in the 12-month DCA investment option will be less than 8% of the initial amount invested. The Company reserves the right to change or terminate the promotional rates at any time for purchase payments made after the effective date of the change.

         To receive the promotional rates, the portion of your new purchase payment allocated to the DCA investment option must be systematically transferred into variable investment options over a 6 month or 12 month period, as applicable. The monthly DCA transfer amount is determined by dividing the portion of your new purchase payment allocated to the DCA investment option by
5.6 for the 6 month option, or 11 for the 12 month option. Each month, on the date designated by the contract owner, the monthly DCA transfer amount will be transferred to the variable investment options selected. At the end of the DCA period, the remaining DCA account balance will be transferred to the variable investment options selected. Contract owners should not rely on the promotional rates being in effect for subsequent payments. Subsequent payments will receive the interest rate in effect at the time of payment.

         A contract owner may discontinue the Dollar Cost Averaging program at any time. The remaining balance of the contract owner's DCA account will then be transferred to the 1-year fixed account and receive the interest rate in effect at the time of the transfer, guaranteed for one year. For current 1-year fixed account rates, call 1-800-557-2223.

DEATH BENEFIT BEFORE MATURITY DATE - AMOUNT OF DEATH BENEFIT

         The section entitled "Death Benefit Before Maturity Date - Amount of Death Benefit" is amended as follows:

         Effective June 1, 1998, for contracts issued on or after June 1, 1998 in Connecticut, the death benefit will be the death benefit described under the subsection "Contracts Issued On or After May 1, 1998."

         Effective, July 1, 1998, for contracts issued on or after July 1, 1998 in Minnesota, Montana and the District of Columbia, the death benefit will be the death benefit described under the subsection "Contract Issued On or After May 1, 1998."

         Effective, January 1, 1999, for contracts issued on or after January 1, 1999 in Massachusetts, the death benefit will be the death benefit described under the subsection "Contract Issued On or After May 1, 1998."

DEATH BENEFIT PROVISIONS - PRIOR CONTRACT DEATH BENEFIT PROVISIONS

         The section entitled "Death Benefit Provisions - Prior Contract Death Benefit Provisions" of Appendix C is supplemented as follows:

         An Enhanced Death Benefit became available in Florida, Maryland and Washington to contracts issued August 15, 1994 or later, in Idaho, New Jersey and Oregon to contracts issued October 3, 1994 or later and in California to contracts issued January 3, 1995 or later.

         This Enhanced Death Benefit provides for a minimum death benefit as described above, except that the death benefit is "stepped up" each contract year instead of the six contract year period. In addition, if the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit is the greater of the contract value or the excess of the sum of all purchase payments less the sum of any amounts deducted in connection with partial withdrawals.

         Contracts with a contract date prior to the date the Enhanced Death Benefit first became available in that state may also be exchanged for a new contract which provides for an alternative enhanced death benefit. See supplement to this prospectus for The Manufacturers Life Insurance Company of North America Separate Account A entitled "Exchange Offer."

CHANGE OF ANNUITANT

         The section entitled "Guaranteed Retirement Income Program" is supplemented as follows:

         The Annuitant may only be changed to an individual that is the same age or younger than the current Annuitant.

                        SUPPLEMENT DATED JANUARY 4, 1999.
V20/21.SUPP0199
V7.SUPP0199

                            SUPPLEMENT TO PROSPECTUS
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 1998


DCA PROMOTIONAL RATES

         As described in a supplement to the Prospectus dated November 2, 1998, the Company is currently offering promotional rates in connection with the Dollar Cost Averaging (DCA) program. The promotional rates are available for a limited time for new purchase payments of $100,000 or more allocated to either a 6-month or a 12-month DCA fixed account investment option.

         As of the date of this supplement, the promotional rates are 8% for the 12-month DCA option and 10% (annualized) for the 6-month DCA option. Both the 8% and the 10% rates are effective annual interest rates and interest is earned for the period of time amounts are in the DCA account. The Company reserves the right to change or terminate the promotional rates at any time for purchase payments made after the effective date of the change. Contract owners should not rely on the promotional rates being in effect for subsequent payments. Subsequent payments will receive the interest rate in effect at the time of payment.

         Please refer to the supplement dated November 2, 1998 for more complete details.


                        SUPPLEMENT DATED JANUARY 4, 1999.


V20/21MLAM.SUPP0199
V22/23MLAM.SUPP0199
V7MLAM.SUPP0199

The Manufacturers Insurance Company of North America
73 Tremont Street
Boston, MA  02108




January 4, 1999


U.S. Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington D.C. 20549

Attention:    File Desk

Re: The Manufacturers Life Insurance Company of North America Separate Account A Registration Statements on Form N-4
              File Nos. 33-76162 and 33-28455

Dear Sirs:

         On behalf of the above-captioned registrants, we enclose herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, two supplements dated January 4, 1999 to the registrant's definitive prospectus dated May 1, 1998.

         If you have any questions, please call the undersigned at
(617) 854-8628.

Very truly yours,

/s/ BETSY ANNE SEEL
-------------------
Betsy Anne Seel
Counsel

Enclosures